UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21675

WY Funds, Inc.
(Exact name of registrant as specified in charter)

5502 N. Nebraska Ave, Tampa, FL  33604
(Address of principal executive offices) (Zip code)

M. Brent Wertz
Wertz York Capital Management Group, LLC,
5502 N. Nebraska Ave, Tampa, FL  33604
(Name and address of agent for service)

Registrant's telephone number, including area code: 813-238-4800

Date of fiscal year end: 12/31

Date of reporting period: June 30, 2013

Item 1. Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WY Funds, Inc.

By (Signature and Title) /s/M. Brent Wertz
                                           M. Brent Wertz, Principal Executive Officer

Date 7/8/2013